SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2021	Sep. 29, 2021
Related Party Transaction [Line Items]
Accounts receivable, before allowance for doubtful accounts	$ 20,300			$ 22,900
Allowance for doubtful accounts	$ 1,000			1,600
Increase (decrease) in loan receivable			$ 2,500		$ (2,500)
Interest rate	8.00%					1.00%
Depreciation expense	$ 2,900	$ 500		3,800	$ 400
Related Party
Related Party Transaction [Line Items]
Related party liability	$ 9,914			$ 5,856